Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
In millions	2013	2012	2011
Current income taxes
Federal	$163	$9	$(89)
State	35	4	1
Deferred income taxes
Federal	2	135	196
State	(9)	20	18
Amortization of investment tax credits	(3)	(3)	(1)
Total	$188	$165	$125

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
In millions	2013	2012	2011
Computed tax expense at statutory rate	$175	$159	$109
State income tax, net of federal income tax benefit	21	19	14
Sale of Compass Energy	6	-	-
Tax effect of net income attributable to the noncontrolling interest	(7)	(6)	(6)
Amortization of investment tax credits	(3)	(3)	(1)
Affordable housing credits	(2)	(2)	(1)
Flexible dividend deduction	(2)	(2)	(2)
Change in control payments	-	-	9
Merger transaction costs	-	-	3
Total income tax expense on Consolidated Statements of Income	$188	$165	$125

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
In millions	2013	2012
Accumulated deferred income tax liabilities
Property - accelerated depreciation and other property-related items	$1,613	$1,533
Undistributed earnings of foreign subsidiaries	26	30
Investments in partnerships	18	26
Acquisition intangibles	15	26
Mark-to-market	-	22
Other	128	126
Total accumulated deferred income tax liabilities	1,800	1,763
Accumulated deferred income tax assets
Unfunded pension and retiree welfare benefit obligation	92	145
Deferred investment tax credits	7	9
Mark-to-market	4	-
Other	44	43
Total accumulated deferred income tax assets	147	197
Valuation allowances (1)	(14)	(22)
Total accumulated deferred income tax assets, net of valuation allowance	133	175
Net non-current accumulated deferred tax liability	$1,667	$1,588